EARNINGS PER COMMON SHARE - Earnings Attributable to Common Shareholders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 1,864	$ 1,776	[1]
Dividends on preferred shares	(143)	(128)
Basic and diluted earnings attributable to common shareholders	1,721	1,648
Basic and diluted earnings attributable to common shareholders	$ 1,721	$ 1,648	[1]

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies